Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided by operating activities	$ 48,202	$ 85,533	$ 59,914
Net cash used in investing activities	(70,546)	(78,352)	(49,490)
Net cash (used in) / provided by financing activities	333,268	2,487	17,692
Net increase in cash and cash equivalents	310,924	9,668	28,116
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by operating activities	70,822	92,580	59,379
Net cash used in investing activities	(78,335)	(66,243)	(33,675)
Net cash (used in) / provided by financing activities	856	2,487	(20,632)
Net increase in cash and cash equivalents	$ (6,657)	$ 28,824	$ 5,072